Quarterly Report
September 30, 2024
MFS®  Prudent Investor Fund
FPP-Q1

Portfolio of Investments
9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 52.1%
Aerospace & Defense – 3.5%
Safran S.A.	2,952	$693,678
Thales S.A.	2,855	453,030
		$1,146,708
Alcoholic Beverages – 2.1%
Heineken Holding N.V.	8,902	$671,848
Automotive – 2.6%
Knorr-Bremse AG	9,528	$846,896
Brokerage & Asset Managers – 5.0%
B3 S.A. - Brasil Bolsa Balcao	124,500	$244,763
Deutsche Boerse AG	1,674	392,621
Euronext N.V.	9,106	987,787
		$1,625,171
Computer Software – 3.3%
Oracle Corp. Japan	4,600	$472,976
Sage Group PLC	44,542	610,094
		$1,083,070
Computer Software - Systems – 6.1%
Amadeus IT Group S.A.	14,338	$1,036,146
Samsung Electronics Co. Ltd.	20,211	957,907
		$1,994,053
Consumer Products – 1.4%
Estée Lauder Cos., Inc., “A”	4,674	$465,951
Consumer Services – 2.7%
Booking Holdings, Inc.	209	$880,333
Electrical Equipment – 2.0%
Legrand S.A.	5,706	$656,124
Internet – 8.0%
Alphabet, Inc., “A”	6,414	$1,063,762
Auto Trader Group PLC	15,942	184,960
Rightmove PLC	74,319	613,453
Scout24 AG	8,931	767,984
		$2,630,159
Leisure & Toys – 2.0%
Nintendo Co. Ltd.	12,100	$645,127
Medical Equipment – 2.6%
Agilent Technologies, Inc.	2,098	$311,511
Bio-Rad Laboratories, Inc., “A” (a)	493	164,948
Sonova Holding AG	1,025	367,927
		$844,386
Other Banks & Diversified Financials – 2.4%
Edenred	18,200	$689,222
S&P Global, Inc.	191	98,675
		$787,897

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Common Stocks – continued
Printing & Publishing – 1.0%
Wolters Kluwer N.V.		2,025	$341,050
Real Estate – 2.6%
LEG Immobilien SE		8,167	$852,563
Specialty Stores – 1.6%
Zalando SE (a)		15,797	$520,851
Telecommunications - Wireless – 2.2%
Infrastrutture Wireless Italiane S.p.A.		59,861	$736,309
Telephone Services – 1.0%
Altice USA, Inc., “A” (a)		15,359	$37,783
Hellenic Telecommunications Organization S.A.		16,052	276,780
			$ 314,563
Total Common Stocks			$17,043,059
Bonds – 38.3%
Asset-Backed & Securitized – 0.1%
LAD Auto Receivables Trust, 2023-2A, “A2”, 5.93%, 6/15/2027 (n)		$21,467	$21,530
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)		1,870	1,870
			$ 23,400
Broadcasting – 0.3%
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		$108,000	$100,675
Building – 1.5%
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		$194,000	$170,838
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)		113,000	110,344
Standard Industries, Inc., 3.375%, 1/15/2031 (n)		228,000	203,111
			$ 484,293
Conglomerates – 0.3%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$76,000	$73,305
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		39,000	37,476
			$ 110,781
Consumer Services – 1.1%
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		$214,000	$183,240
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		203,000	169,323
			$ 352,563
Electronics – 0.4%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$123,000	$125,282
Financial Institutions – 0.7%
Heimstaden Bostad Treasury B.V., 1.375%, 7/24/2028	EUR	150,000	$147,850
Samhallsbyggnadsbolaget i Norden AB, 2.624% to 4/30/2025, FLR (EUR Swap Rate - 5yr. + 2.814%) to 4/30/30, FLR (EUR Swap Rate - 5yr. + 3.064%) to 4/30/45, FLR (EUR Swap Rate - 5yr. + 3.814%) to 4/30/2172		170,000	90,833
			$ 238,683
Insurance - Property & Casualty – 0.6%
Hub International Ltd., 7.25%, 6/15/2030 (n)		$29,000	$30,215
Hub International Ltd., 7.375%, 1/31/2032 (n)		167,000	172,443
			$ 202,658

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.3%
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		$108,000	$115,021
Medical & Health Technology & Services – 1.3%
Baxter International, Inc., 1.322%, 11/29/2024		$109,000	$108,267
Charles River Laboratories International, Inc., 4%, 3/15/2031 (n)		169,000	155,794
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024		167,000	166,661
			$ 430,722
Medical Equipment – 0.8%
Boston Scientific Corp., 1.9%, 6/01/2025		$98,000	$96,196
Teleflex, Inc., 4.625%, 11/15/2027		84,000	82,833
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024		97,000	96,453
			$ 275,482
Metals & Mining – 0.3%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$120,000	$107,834
Midstream – 1.2%
Prairie Acquiror LP, 9%, 8/01/2029 (n)		$148,000	$152,807
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		84,000	87,572
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		139,000	146,774
			$ 387,153
Mortgage-Backed – 4.1%
Fannie Mae, UMBS, 6.5%, 9/01/2053 - 12/01/2053		$82,574	$85,204
Fannie Mae, UMBS, 5.5%, 10/01/2053 - 4/01/2054		266,843	270,328
Freddie Mac, 5.826%, 3/25/2029		165,388	165,194
Freddie Mac, 5.947% (SOFR - 1mo. + 0.6%), 1/25/2031		28,229	28,317
Freddie Mac, UMBS, 4.5%, 7/01/2038 - 10/01/2052		226,322	223,427
Freddie Mac, UMBS, 6%, 7/01/2053		49,519	50,695
Ginnie Mae, 5.5%, 2/20/2053 - 8/20/2054		276,929	279,954
Ginnie Mae, 4.5%, 7/20/2053 - 6/20/2054		99,410	98,202
Ginnie Mae, 6%, 4/20/2054		24,820	25,253
Ginnie Mae, TBA, 5%, 10/15/2054 - 11/15/2054		100,000	100,141
			$ 1,326,715
Pharmaceuticals – 0.6%
AbbVie, Inc., 3.8%, 3/15/2025		$98,000	$97,651
Amgen, Inc., 1.9%, 2/21/2025		108,000	106,719
			$ 204,370
Precious Metals & Minerals – 0.6%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		$186,000	$184,395
Railroad & Shipping – 0.7%
Canadian Pacific Railway Co., 1.35%, 12/02/2024		$118,000	$117,240
Union Pacific Corp., 3.75%, 7/15/2025		100,000	99,471
			$ 216,711
Telecommunications - Wireless – 0.7%
SBA Communications Corp., 3.875%, 2/15/2027		$88,000	$85,762
SBA Communications Corp., 3.125%, 2/01/2029		141,000	130,326
			$ 216,088
Transportation - Services – 0.5%
Q-Park Holding I B.V., 2%, 3/01/2027	EUR	165,000	$177,263

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 19.0%
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/2025		$994,533	$987,944
U.S. Treasury Notes, 3.875%, 3/31/2025		802,000	800,052
U.S. Treasury Notes, 4.625%, 6/30/2025		676,000	678,363
U.S. Treasury Notes, 5%, 9/30/2025		654,000	660,443
U.S. Treasury Notes, 4.25%, 12/31/2025		665,000	668,013
U.S. Treasury Notes, 4.5%, 3/31/2026		469,000	473,947
U.S. Treasury Notes, 4.625%, 6/30/2026		471,000	478,249
U.S. Treasury Notes, TIPS, 0.125%, 4/15/2027		1,012,421	974,612
U.S. Treasury Notes, TIPS, 1.625%, 10/15/2027		497,357	500,610
			$ 6,222,233
Utilities - Electric Power – 2.7%
American Electric Power Co., Inc., 5.699%, 8/15/2025		$99,000	$99,784
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		132,000	129,524
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		136,000	124,531
Dominion Energy, Inc., 3.3%, 3/15/2025		107,000	106,107
DTE Energy Co., 4.22%, 11/01/2024		109,000	108,903
MidAmerican Energy Co., 3.5%, 10/15/2024		94,000	93,936
Pacific Gas & Electric Co., 5.807%, 9/04/2025		120,000	120,037
Southern California Edison Co., 3.7%, 8/01/2025		96,000	95,263
			$ 878,085
Utilities - Gas – 0.5%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	150,000	$153,665
Total Bonds			$12,534,072
Exchange-Traded Funds – 2.3%
Gold ETFs – 2.3%
VanEck Gold Miners UCITS ETF (a)		5,891	$258,438
VanEck Junior Gold Miners UCITS ETF (a)		11,828	503,814
Total Exchange-Traded Funds			$ 762,252
Investment Companies (h) – 7.4%
Money Market Funds – 7.4%
MFS Institutional Money Market Portfolio, 5.07% (v)		2,419,986	$2,420,711
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.5%
Market Index Securities – 0.5%
Euro Stoxx 50 Index – September 2025 @ EUR 3,500	Put	Goldman Sachs International	$ 1,558,550	28	$12,904
Euro Stoxx 50 Index – September 2025 @ EUR 3,800	Put	Goldman Sachs International	1,781,200	32	21,265
Russell 2000 Index – June 2025 @ $1,700	Put	Goldman Sachs International	1,114,985	5	11,450
Russell 2000 Index – December 2025 @ $1,400	Put	Goldman Sachs International	1,337,982	6	9,840
S&P 500 Index – March 2025 @ $5,200	Put	Goldman Sachs International	1,728,729	3	25,293
S&P 500 Index – March 2025 @ $5,400	Put	Goldman Sachs International	1,152,486	2	21,940
S&P 500 Index – June 2025 @ $4,800	Put	Goldman Sachs International	2,304,972	4	31,792
S&P 500 Index – December 2025 @ $3,300	Put	Goldman Sachs International	1,728,729	3	9,036
					$143,520
Specialty Stores – 0.0%
Walmart Inc. – March 2025 @ $70	Put	Goldman Sachs International	$ 702,525	87	$11,049
Total Purchased Options					$154,569

Portfolio of Investments (unaudited) – continued
Value ($)
Written Options (see table below) – (0.0)%	$(7,760)

Other Assets, Less Liabilities – (0.6)%	(200,228)
Net Assets – 100.0%	$32,706,675
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,420,711 and $30,493,952, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,603,904, representing 8.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 9/30/24
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
S&P 500 Index	Put	Goldman Sachs International	(2)	$(1,152,486)	$4,600	March – 2025	$(7,760)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	3,895,627	EUR	3,561,505	Citibank N.A.	10/18/2024	$(71,652)
USD	3,378,681	EUR	3,089,217	HSBC Bank	10/18/2024	(62,501)
USD	109,948	GBP	84,604	Merrill Lynch International	10/18/2024	(3,163)
						$(137,316)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, forward foreign currency exchange contracts and written options. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$3,479,841	$—	$—	$3,479,841
Germany	3,380,915	34,169	—	3,415,084
United States	3,022,963	120,400	—	3,143,363
United Kingdom	2,170,759	—	—	2,170,759
Japan	—	1,118,103	—	1,118,103
Spain	1,036,146	—	—	1,036,146
Netherlands	1,012,898	—	—	1,012,898
South Korea	—	957,907	—	957,907
Italy	736,309	—	—	736,309
Other Countries	889,470	—	—	889,470
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	6,222,233	—	6,222,233
U.S. Corporate Bonds	—	3,867,623	—	3,867,623
Residential Mortgage-Backed Securities	—	1,326,715	—	1,326,715
Asset-Backed Securities (including CDOs)	—	23,400	—	23,400
Foreign Bonds	—	1,094,101	—	1,094,101
Mutual Funds	2,420,711	—	—	2,420,711
Total	$18,150,012	$14,764,651	$—	$32,914,663
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Liabilities	$—	$(137,316)	$—	$(137,316)
Written Options - Liabilities	—	(7,760)	—	(7,760)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,140,864	$4,102,250	$3,823,011	$333	$275	$2,420,711
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$33,016	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2024, are as follows:
United States	52.4%
France	10.6%
Germany	9.5%
United Kingdom	6.6%
Netherlands	3.6%
Japan	3.4%
Spain	3.2%
South Korea	2.9%
Italy	2.2%
Other Countries	5.6%

Supplemental Information (unaudited) – continued
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.